Pay vs Performance Disclosure	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 33,147,512	¥ 238,121,784	$ (17,133,446)	¥ (121,736,563)